Fair Values of Derivative Instruments (Detail) - USD ($) $ in Millions	Jun. 30, 2015	Jun. 30, 2014
Short-term Investments
Derivatives, Fair Value [Line Items]
Derivative Assets	$ 244	$ 244
Net amount, assets	60	22
Short-term Investments | Eligible for Offsetting
Derivatives, Fair Value [Line Items]
Derivative Assets	126	99
Gross amounts of derivatives offset in the balance sheet, assets	(66)	(77)
Net amounts presented in the balance sheet, assets	60	22
Gross amounts of derivatives not offset in the balance sheet, assets	0	0
Cash collateral received, assets	0	0
Short-term Investments | Non-designated Hedge Derivatives
Derivatives, Fair Value [Line Items]
Derivative Assets	188	243
Short-term Investments | Non-designated Hedge Derivatives | Foreign Exchange Contracts
Derivatives, Fair Value [Line Items]
Derivative Assets	17	10
Short-term Investments | Non-designated Hedge Derivatives | Equity Contracts
Derivatives, Fair Value [Line Items]
Derivative Assets	148	177
Short-term Investments | Non-designated Hedge Derivatives | Interest Rate Contracts
Derivatives, Fair Value [Line Items]
Derivative Assets	7	17
Short-term Investments | Non-designated Hedge Derivatives | Credit Contracts
Derivatives, Fair Value [Line Items]
Derivative Assets	16	24
Short-term Investments | Non-designated Hedge Derivatives | Commodity Contracts
Derivatives, Fair Value [Line Items]
Derivative Assets	0	15
Short-term Investments | Designated Hedge Derivatives
Derivatives, Fair Value [Line Items]
Derivative Assets	56	1
Short-term Investments | Designated Hedge Derivatives | Foreign Exchange Contracts
Derivatives, Fair Value [Line Items]
Derivative Assets	56	1
Short-term Investments | Designated Hedge Derivatives | Equity Contracts
Derivatives, Fair Value [Line Items]
Derivative Assets	0	0
Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative Assets	719	109
Net amount, assets	648	38
Other Current Assets | Eligible for Offsetting
Derivatives, Fair Value [Line Items]
Derivative Assets	719	109
Gross amounts of derivatives offset in the balance sheet, assets	(71)	(71)
Net amounts presented in the balance sheet, assets	648	38
Gross amounts of derivatives not offset in the balance sheet, assets	0	0
Cash collateral received, assets	0	0
Other Current Assets | Non-designated Hedge Derivatives
Derivatives, Fair Value [Line Items]
Derivative Assets	167	39
Other Current Assets | Non-designated Hedge Derivatives | Foreign Exchange Contracts
Derivatives, Fair Value [Line Items]
Derivative Assets	167	39
Other Current Assets | Non-designated Hedge Derivatives | Equity Contracts
Derivatives, Fair Value [Line Items]
Derivative Assets	0	0
Other Current Assets | Non-designated Hedge Derivatives | Interest Rate Contracts
Derivatives, Fair Value [Line Items]
Derivative Assets	0	0
Other Current Assets | Non-designated Hedge Derivatives | Credit Contracts
Derivatives, Fair Value [Line Items]
Derivative Assets	0	0
Other Current Assets | Non-designated Hedge Derivatives | Commodity Contracts
Derivatives, Fair Value [Line Items]
Derivative Assets	0	0
Other Current Assets | Designated Hedge Derivatives
Derivatives, Fair Value [Line Items]
Derivative Assets	552	70
Other Current Assets | Designated Hedge Derivatives | Foreign Exchange Contracts
Derivatives, Fair Value [Line Items]
Derivative Assets	552	70
Other Current Assets | Designated Hedge Derivatives | Equity Contracts
Derivatives, Fair Value [Line Items]
Derivative Assets	0	0
Equity and Other Investments
Derivatives, Fair Value [Line Items]
Derivative Assets	25	7
Net amount, assets	0	0
Equity and Other Investments | Eligible for Offsetting
Derivatives, Fair Value [Line Items]
Derivative Assets	25	7
Gross amounts of derivatives offset in the balance sheet, assets	(25)	(7)
Net amounts presented in the balance sheet, assets	0	0
Gross amounts of derivatives not offset in the balance sheet, assets	0	0
Cash collateral received, assets	0	0
Equity and Other Investments | Non-designated Hedge Derivatives
Derivatives, Fair Value [Line Items]
Derivative Assets	0	0
Equity and Other Investments | Non-designated Hedge Derivatives | Foreign Exchange Contracts
Derivatives, Fair Value [Line Items]
Derivative Assets	0	0
Equity and Other Investments | Non-designated Hedge Derivatives | Equity Contracts
Derivatives, Fair Value [Line Items]
Derivative Assets	0	0
Equity and Other Investments | Non-designated Hedge Derivatives | Interest Rate Contracts
Derivatives, Fair Value [Line Items]
Derivative Assets	0	0
Equity and Other Investments | Non-designated Hedge Derivatives | Credit Contracts
Derivatives, Fair Value [Line Items]
Derivative Assets	0	0
Equity and Other Investments | Non-designated Hedge Derivatives | Commodity Contracts
Derivatives, Fair Value [Line Items]
Derivative Assets	0	0
Equity and Other Investments | Designated Hedge Derivatives
Derivatives, Fair Value [Line Items]
Derivative Assets	25	7
Equity and Other Investments | Designated Hedge Derivatives | Foreign Exchange Contracts
Derivatives, Fair Value [Line Items]
Derivative Assets	0	0
Equity and Other Investments | Designated Hedge Derivatives | Equity Contracts
Derivatives, Fair Value [Line Items]
Derivative Assets	25	7
Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivative Liabilities	(218)	(284)
Net amount, liabilities	(513)	(129)
Other Current Liabilities | Eligible for Offsetting
Derivatives, Fair Value [Line Items]
Derivative Liabilities	(218)	(284)
Gross amounts of derivatives offset in the balance sheet, liabilities	161	155
Net amounts presented in the balance sheet, liabilities	(57)	(129)
Gross amounts of derivatives not offset in the balance sheet, liabilities	0	0
Cash collateral received, liabilities	(456)	0
Other Current Liabilities | Non-designated Hedge Derivatives
Derivatives, Fair Value [Line Items]
Derivative Liabilities	(118)	(144)
Other Current Liabilities | Non-designated Hedge Derivatives | Foreign Exchange Contracts
Derivatives, Fair Value [Line Items]
Derivative Liabilities	(79)	(97)
Other Current Liabilities | Non-designated Hedge Derivatives | Equity Contracts
Derivatives, Fair Value [Line Items]
Derivative Liabilities	(18)	(21)
Other Current Liabilities | Non-designated Hedge Derivatives | Interest Rate Contracts
Derivatives, Fair Value [Line Items]
Derivative Liabilities	(12)	(12)
Other Current Liabilities | Non-designated Hedge Derivatives | Credit Contracts
Derivatives, Fair Value [Line Items]
Derivative Liabilities	(9)	(13)
Other Current Liabilities | Non-designated Hedge Derivatives | Commodity Contracts
Derivatives, Fair Value [Line Items]
Derivative Liabilities	0	(1)
Other Current Liabilities | Designated Hedge Derivatives
Derivatives, Fair Value [Line Items]
Derivative Liabilities	(100)	(140)
Other Current Liabilities | Designated Hedge Derivatives | Foreign Exchange Contracts
Derivatives, Fair Value [Line Items]
Derivative Liabilities	(31)	(15)
Other Current Liabilities | Designated Hedge Derivatives | Equity Contracts
Derivatives, Fair Value [Line Items]
Derivative Liabilities	$ (69)	$ (125)